DEBT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
DEBT

24.	DEBT

(in thousands of $)	2019	2018
U.S. dollar denominated floating rate debt
$500.1 million term loan facility	347,689	385,792
$60.6 million term loan facility	44,126	47,594
$466.5 million term loan facility	264,752	281,273
$109.2 million term loan facility	89,929	96,353
$328.4 million term loan facility	230,805	246,079
$321.6 million term loan facility	241,127	260,108
$110.5 million term loan facility (ING)	106,189	51,413
$110.5 million term loan facility (Credit Suisse)	112,190	103,747
$110.5 million term loan facility (Credit Suisse #2)	117,098	52,636
Total U.S. dollar denominated floating rate debt	1,553,905	1,524,995
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	120,000	186,000
Total U.S. dollar denominated fixed rate debt	120,000	186,000
Credit facilities	23	32
Secured borrowings	7,329	7,631
Promissory notes	20,084	21,894
Total debt	1,701,341	1,740,552
Short-term debt and current portion of long-term debt	438,962	120,479
Deferred charges	7,962	9,780
Long-term portion of debt	1,254,417	1,610,293

The outstanding debt as of December 31, 2019 is repayable as follows:

(in thousands of $)
2020	438,962
2021	558,928
2022	57,808
2023	219,290
2024	125,077
Thereafter	301,276
1,701,341

$466.5 million term loan facility
During December 2014, the amount of a $136.5 million term loan facility was increased to $466.5 million such that a further ten tranches of $33.0 million, each for a LR2/Aframax tanker newbuilding, could be drawn. The repayment schedule was amended to installments on a quarterly basis, in an amount of $0.4 million for each MR product tanker and $0.4 million for each LR2/Aframax tanker with a balloon payment on the final maturity date in April 2021. In addition the loan margin and commitment fee were amended to 2.05% and 0.82%, respectively. In December 2015, the loan margin was reduced to 1.90%. During 2015, $99.0 million was drawn down on delivery of three LR2/Aframax tankers and $13.1 million was repaid. During, 2016, $192.4 million was drawn down on delivery of six LR2/Aframax tankers and $126.4 million was repaid. The facility is fully drawn down as of December 31, 2019.

$60.6 million term loan facility
In March 2015, Frontline 2012 entered into a $60.6 million term facility to fund the purchase of two secondhand vessels. The loan has a term of five years and carries interest at LIBOR plus a margin of 1.80%. Repayments are made on a quarterly basis, each in an amount of $0.9 million, with a balloon payment on the final maturity date in March 2021.The facility is fully drawn down as of December 31, 2019.

$500.1 million term loan facility
In December 2015, subsidiaries of the Company signed a $500.1 million senior secured term loan facility with a number of banks, which matures in December 2020 and carries an interest rate of LIBOR plus a margin of 1.90%. This facility is secured by six VLCCs and six Suezmax tankers. Repayments are made on a quarterly basis, each in an amount of $9.5 million, with a balloon payment on the final maturity date in December 2020. The facility is fully drawn down as of December 31, 2019.

$275.0 million revolving credit facility
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The $275.0 million facility carries an interest rate of 6.25%. The facility is available to the Company for a period of 18 months from the first utilization date and is repayable in full on the 18 month anniversary of the first utilization date. There are no scheduled loan repayments before this date. The facility does not include any financial covenants and will be used to part finance the Company's current newbuilding program, partially finance potential acquisitions of newbuildings or vessels on the water and for general corporate purposes.

The Company repaid $66.0 million in the year ended December 31, 2019 and up to $155.0 million remains available and undrawn as of December 31, 2019. In October 2019, the Company extended the terms of the facility by six months. Following the extension, the facility is repayable in May 2021. The balance outstanding is included in long-term debt as of December 31, 2019.

$109.2 million term loan facility
In July 2016, the Company entered into a senior secured term loan facility in an amount of up to $109.2 million with ING Bank. The facility matures on June 30, 2021, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 17 years. The Company drew down $54.6 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. The facility is fully drawn down as of December 31, 2019.

$328.4 million term loan facility
In August 2016, the Company signed a senior secured term loan facility in an amount of up to $328.4 million with China Exim Bank. The facility matures in 2029, carries an interest rate of LIBOR plus a margin in line with the Company's other facilities and has an amortization profile of 18 years. The Company drew down $109.0 million in the year ended December 31, 2016 in connection with one LR2 tanker and two Suezmax tanker newbuildings, which were delivered in the year. The Company drew down a further $165.9 million in the year ended December 31, 2017 in connection with two Suezmax tankers and three LR2/Aframax tankers delivered in the year. The facility is fully drawn down as of December 31, 2019.

$110.5 million term loan facility (Credit Suisse)
In December 2016, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2022, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 18 years. The Company drew down $54.9 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. The Company drew down $54.9 million in the year ended December 31, 2018 in connection with one VLCC delivered in the period. The Company extended the facility by $15.0 million in the year ended December 31, 2019. The facility is fully drawn down as of December 31, 2019.

$321.6 million term loan facility
In February 2017, the Company signed a second senior secured term loan facility in an amount of up to $321.6 million. The facility provided by China Exim Bank is insured by China Export and Credit Insurance Corporation. The facility matures in 2033, carries an interest rate of LIBOR plus a margin in line with the Company's other credit facilities and has an amortization profile of 15 years. The Company drew down $252.7 million in the year ended December 31, 2017 in connection with four Suezmax tankers and three LR2/Aframax tankers delivered in the period. The Company drew down $32.0 million in the year ended December 31, 2018 in connection with one LR2 tanker delivered in the period. The facility is fully drawn down as of December 31, 2019.

$110.5 million term loan facility (Credit Suisse #2)
In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 18 years. The Company drew down $54.9 million in the year ended December 31, 2018 in connection with one VLCC delivered in the period. The Company drew down $55.3 million in the year ended December 31, 2019 in connection with one VLCC delivered in the period. The Company extended the facility by $15.0 million in the year ended December 31, 2019. The facility is fully drawn down as of December 31, 2019.

$110.5 million term loan facility (ING)
In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with ING. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 18 years. The Company drew down $55.3 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. The Company drew down $55.3 million in the year ended December 31, 2019 in connection with one VLCC delivered in the period. The Company extended the facility by $4.1 million in the year ended December 31, 2019 and drew down the $4.1 million in connection with the installation of an EGCS on the VLCC delivered in the period. The facility is fully drawn as of December 31, 2019.

$42.9 million term loan facility (Credit Suisse)
In November 2019, the Company signed a senior secured term loan facility with Credit Suisse, for an amount of up to $42.9 million to part-finance the Suezmax tanker resale under construction at HSHI. The facility matures five years after the delivery date, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 18 years. The facility is undrawn as of December 31, 2019.

Promissory notes
The sum of $20.1 million in relation to the promissory notes payable to SFL, following the termination of the leases on Front Circassia, Front Page, Front Stratus, Front Serenade and Front Ariake is included within long-term debt. See Note 19. of these Consolidated Financial Statements for further details.

Secured borrowings
In December 2018, the Company repurchased 1.3 million shares of Golden Ocean and subsequently sold the shares for total proceeds of $7.7 million. At the same time, the Company entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in March 2019 for $7.7 million. The transaction has been accounted for as a secured borrowing, with the shares recorded in Marketable securities pledged to creditors and a liability recorded at December 31, 2018 within short-term debt for $7.6 million, after adjusting for the effect of foreign exchange. The Company is required to post collateral of 20% of the total repurchase price for the duration of the agreement. As at December 31, 2018, 442,384 shares in Avance Gas were held as collateral and recorded in Marketable securities pledged to creditors with the remaining balance being paid to the counterparty as cash collateral in January 2019.

In December 2019, the Company repurchased 1.3 million shares of Golden Ocean and subsequently sold the shares for total proceeds of $7.6 million. At the same time, the Company entered into a forward contract to repurchase the 1.3 million shares of Golder Ocean in March 2020 for $7.2 million, with the shares recorded in Marketable securities pledged to creditors and a liability recorded at December 31, 2019 within short-term debt for $7.3 million, after adjusting for the effect of foreign exchange. The Company is required to post collateral of 20% of the total repurchase price for the duration of the agreement which was held in Restricted cash as of December 31, 2019.

The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Restricted cash does not include cash balances of $38.3 million (2018: $37.9 million), which represents 50% (2018: 50%) of the cash required to be maintained by the financial covenants in our loan agreements. The Company is permitted to satisfy up to 50% of the cash requirement by maintaining a committed undrawn credit facility with a remaining availability of greater than 12 months. These amounts are included in Cash and cash equivalents. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2019.

Assets pledged

(in thousands of $)	2019	2018
Vessels, net	2,578,135	2,475,649

Deferred charges

(in thousands of $)	2019	2018
Debt arrangement fees	16,831	17,490
Accumulated amortization	(8,869)	(7,710)
	7,962	9,780

The Company paid $0.7 million of debt arrangement fees in the year ended December 31, 2019 (2018: nil). The Company paid a $3.4 million guarantee fee to an affiliate of Hemen in the year ended December 31, 2019, further details can be found in Note 28. The Company recognized $2.1 million of the guarantee fee within Interest expense in the year ended December 31, 2019. The remaining balance of $1.3 million is recorded in Other current assets as of December 31, 2019.